Segment Information - Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment information
Total Revenues	$ 1,248,046	$ 1,082,040	$ 4,491,531	$ 4,147,270	$ 4,262,584
Adjusted EBITDA	430,994	380,565	1,634,699	1,475,721	1,469,009
GLOBAL RIM BUSINESS
Segment information
Total Revenues	1,048,891	976,918	3,994,988	3,748,604	3,858,742
Adjusted EBITDA	448,795	403,433	1,709,525	1,565,941	1,557,223
GLOBAL DATA CENTER BUSINESS
Segment information
Total Revenues	96,987	71,108	326,898	279,312	257,151
Adjusted EBITDA	41,977	30,432	137,349	126,576	121,517
CORPORATE AND OTHER BUSINESS
Segment information
Total Revenues	102,168	34,014	169,645	119,354	146,691
Adjusted EBITDA	$ (59,778)	$ (53,300)	$ (212,175)	$ (216,796)	$ (209,731)